The composition of deferred tax assets and liabilities is set out in the following table: (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Nature	Total
Composition of deferred tax assets and liabilities	$ 115,000	$ 6,256
Deprication amotization and write off assets [member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ (2,674)	(3,205)
Adjustments for increase decrease in current legal proceedings provision
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Composition of deferred tax assets and liabilities	$ 6,085	6,626
Depreciation amortization writeoffs assets other [member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Others (*)
Composition of deferred tax assets and liabilities	$ (12,470)	(8,690)
Payments And Receipts [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ 2,077	3,913
Payments [Member]
IfrsStatementLineItems [Line Items]
Nature	Finance leases
Composition of deferred tax assets and liabilities	$ 772,000	1,190
Payments and use of provisions [member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 728,000	664,000
Taxable income compensation [member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 3,037	2,501
Sales Write Downs And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Composition of deferred tax assets and liabilities	$ 314,000	158,000
Payments and use of provisions [member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 2,322	2,882
Others [member]
IfrsStatementLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ (76)	$ 217,000